Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Prepaid Expenses and Other Current Assets

	December 31,
	2018	2017
Inventory	33	31
Prepaid expenses	142	391
Deferred commissions(1)	110	-
Other current assets	149	126
Prepaid expenses and other current assets	434	548

(1) Deferred commissions recognized in 2018 due to the adoption of IFRS 15. See note 1.